TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Summary of Remuneration of the Directors and Other Key Management Personnel	The remuneration of the Directors and Other Key Management Personnel (KMP) of the Santander UK group is set out in aggregate below.

	2024	2023	2022
Directors’ remuneration	£	£	£
Salaries and fees	4,879,413	4,733,761	4,696,699
Performance-related payments	2,871,476	1,002,607	3,701,569
Other fixed remuneration (pension and other allowances & non-cash benefits)(2)	516,442	222,538	906,201
Expenses	—	—	27,715
Total remuneration	8,267,331	5,958,906	9,332,184
Compensation for loss of office(1)	—	—	172,856

	2024	2023	2022
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits	21,742,485	18,449,360	22,627,595
Post-employment benefits	868,368	858,437	1,026,848
Compensation for loss of office(1)	—	—	1,713,256
Total compensation	22,610,853	19,307,797	25,367,699
(1) During 2024 and 2023, no compensation for loss of office was paid to Directors or Other KMPs (2022: two Directors, £172,856 and three Other KMPs, £1,540,400).
(2) Included in Other fixed remuneration is an employer pension contribution to a defined contribution scheme of £122,915 (2023: £nil).

Summary of Transactions with Directors, Other Key Management Personnel

		2024		2023
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	8	1,075	10	871
Net movements	2	(79)	(2)	204
At 31 December	10	996	8	1,075

Deposit, bank and instant access accounts and investments
At 1 January	17	1,702	23	4,133
Net movements	2	78	(6)	(2,431)
At 31 December	19	1,780	17	1,702